DISCONTINUED OPERATIONS - Textual (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Aug. 20, 2012 California Precast Operations	Dec. 31, 2011 California Precast Operations	Dec. 17, 2012 Arizona Precast Operations	Dec. 31, 2011 Arizona Precast Operations
Discontinued operations included in the accompanying condensed consolidated statements of operations [Abstract]
Revenue	$ 34,055,000	$ 49,204,000
Depreciation, depletion and amortization, or DD&A	(652,000)	(1,076,000)
Operating expenses, excluding DD&A, and other income	(35,553,000)	(49,684,000)
Loss from discontinued operations	(2,150,000)	(1,556,000)
Gain on disposal of assets	2,154,000	0
Income (loss) from discontinued operations, before income taxes	4,000	(1,556,000)
Income tax benefit	6,000	3,000
Income (loss) from discontinued operations	10,000	(1,553,000)
Summary of balance sheet from disposed operations [Abstract]
Cash and cash equivalents			85,000	317,000	0	2,000
Trade accounts receivable, net			7,864,000	8,742,000	1,045,000	1,125,000
Inventories			7,090,000	6,870,000	1,642,000	2,003,000
Property, plant and equipment, net			6,965,000	7,203,000	1,365,000	1,393,000
Other assets			674,000	482,000	0	89,000
Total assets			22,678,000	23,614,000	4,052,000	4,612,000
Current maturities of long-term debt					156,000	147,000
Accounts payable			2,062,000	3,412,000	463,000	539,000
Accrued liabilities			596,000	1,819,000	98,000	139,000
Long-term debt	72,317,000				137,000	293,000
Total liabilities			2,658,000	5,231,000	854,000	1,118,000
Trade accounts receivable, allowances			41,000	100,000	31,000	100,000
Property, plant and equipment, accumulated depreciation			$ 1,400,000	$ 1,100,000	$ 500,000	$ 300,000